Reclamation Bonds (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Reclamation Bonds (Details) [Line Items]
Surety bond in escrow account	$ 674,000	$ 674,000
Reclamation cost	947,116	$ 758,011
Properties escalated from amount	189,000
Minimum [Member]
Reclamation Bonds (Details) [Line Items]
Reclamation cost	1,348,000
Maximum [Member]
Reclamation Bonds (Details) [Line Items]
Reclamation cost	$ 1,537,000